REVENUE - Schedule of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 165,447	$ 127,182	$ 108,652
Performance marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	103,567	101,078	87,824
Subscription
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	41,127	8,367	7,652
Advertising & other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 20,753	$ 17,737	$ 13,176